Summary of significant accounting policies (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Net losses since inception	$ (40,622,774)	$ (35,232,411)
Revenue recognized from demand response activity	137,896	247,518
Cash and Cash Equivalents concentration risk	$ 3,981,044
Maximum maturity period for highly liquid investments	3 months
Inventory reserve	$ 9,750	$ 0
Antidilutive shares excluded from computation of loss per share (shares)	14,336,083	15,763,083